Schedule Of Accounts Payable And Accrued Liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 738,444	$ 760,631
Accrued liabilities	504,232	890,780
Accounts payable and accrued liabilities	$ 1,242,676	$ 1,651,411